Nature of business and summary of significant accounting policies - Restricted cash (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash [Abstract]
Restricted cash	$ 63	$ 63	$ 173
Credit Card
Restricted Cash [Abstract]
Restricted cash		$ 100	$ 200